BUSINESS COMBINATIONS - Unaudited pro forma consolidated statements of comprehensive income (loss) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BUSINESS COMBINATIONS
Revenues.	¥ 1,116,050,615	¥ 834,272,237
Net loss	¥ (209,328,440)	¥ (44,173,251)